December 20, 2007

**DREYFUS TAX EXEMPT CASH MANAGEMENT FUNDS**

\- ***DREYFUS CALIFORNIA AMT TAX-FREE CASH MANAGEMENT***

**(the "Fund")**

SUPPLEMENT TO CURRENT PROSPECTUS

Effective January 1, 2008, the Fund has been renamed

**DREYFUS CALIFORNIA AMT-FREE MUNICIPAL CASH MANAGEMENT**